ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2014
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts
	Thousands of Yen
	2012	2013	2014
Balance at beginning of year	¥4,983	¥4,983	¥—
Reversal of provision for doubtful accounts	—	(4,983)	—
Balance at end of year	¥4,983	¥—	¥—